Taxation - Taxation rate reconciliation and factors that may affect future tax charges (Details) € in Millions, £ in Millions	12 Months Ended
	Jun. 30, 2020 GBP (£)	Jun. 30, 2019 GBP (£)	Jun. 30, 2019 EUR (€)	Jun. 30, 2018 GBP (£)
Disclosure Of Exceptional Tax Expense Income [Line Items]
Applicable tax rate	19.00%	19.00%	19.00%	19.00%
Profit before taxation	£ 2,043	£ 4,235		£ 3,740
Notional charge at UK corporation tax rate of 19% (2019 – 19%; 2018 – 19%)	388	805		711
Elimination of notional tax on share of after tax results of associates and joint ventures	(54)	(59)		(58)
Differences in overseas tax rates	53	106		134
Effect of intra-group financing	(13)	(34)		(61)
Non taxable gain on disposals of businesses	0	(3)		0
Step-up gain	(2)	0		0
Other tax rate and tax base differences	(84)	(132)		(109)
Other items not chargeable	(62)	(54)		(79)
Impairment	135	0		16
Non deductible losses on disposal of businesses	6	0		0
Other non deductible exceptional items	0	12		9
Other items not deductible	211	231		238
Changes in tax rates	45	(54)		(371)
Fair value adjustment in respect of assets held for sale	0	1		0
Adjustments in respect of prior years	(34)	79		166
Taxation on profit	589	898		596
French tax audit settlement
Disclosure Of Exceptional Tax Expense Income [Line Items]
Adjustments in respect of prior years		61
Taxation on profit	£ 0	£ 61	€ 69	£ 0